Long-term assets - E.1.4. Cash used for the purchase of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 258	$ 127		$ 419
Change in accruals and payables for intangibles	(79)	(29)		(315)
Cash used for additions	$ 179	$ 98	[1]	$ 101	[1]

[1]	Re-presented for discontinued operations (see note A.4.).